Vanguard Russell 2000 Value Index Fund Expense Example - ETF Prospectus [Member] - Vanguard Russell 2000 Value Index Fund - ETF Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77